Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2020	$230,844,288	$(94,433,321)	$136,410,967

Acquisitions and improvements	922,400	—	922,400
Depreciation for the year	—	(8,643,920)	(8,643,920)

Balance as at December 31, 2020	$231,766,688	$(103,077,241)	$128,689,447
Reduction in vessels improvements	(51,800)	—	(51,800)
Depreciation for the year	—	(8,674,663)	(8,674,663)

Balance as at December 31, 2021	$231,714,888	$(111,751,904)	$119,962,984